STOCK-BASED COMPENSATION - Black-Scholes Option Pricing (Details) - $ / shares				12 Months Ended
	Jan. 03, 2022	Apr. 14, 2021	Jan. 02, 2020	Sep. 30, 2022
Exercise price (US$)	$ 7.23
Tranche 11
Exercise price (US$)				$ 13.8
Average risk-free interest rate				1.73%
Expected option life (year)				5 years
Volatility rate				80.72%
Dividend yield				0.00%
Tranche 12
Exercise price (US$)				$ 20.5
Average risk-free interest rate				1.79%
Expected option life (year)				10 years
Volatility rate				69.27%
Dividend yield				0.00%
Tranche 13
Exercise price (US$)				$ 16.5
Average risk-free interest rate				1.75%
Expected option life (year)				10 years
Volatility rate				69.92%
Dividend yield				0.00%
Tranche 14
Exercise price (US$)				$ 20
Average risk-free interest rate				1.55%
Expected option life (year)				10 years
Volatility rate				65.37%
Dividend yield				0.00%
Tranche 15
Exercise price (US$)				$ 20.7
Average risk-free interest rate				1.94%
Expected option life (year)				5 years
Volatility rate				63.87%
Dividend yield				0.00%
Tranche 16
Exercise price (US$)				$ 16.5
Average risk-free interest rate				1.94%
Expected option life (year)				5 years
Volatility rate				52.40%
Dividend yield				0.00%
Tranche 17
Exercise price (US$)				$ 8
Average risk-free interest rate				2.26%
Expected option life (year)				5 years
Volatility rate				63.20%
Dividend yield				0.00%
Tranche 18
Exercise price (US$)				$ 9.1
Average risk-free interest rate				2.25%
Expected option life (year)				5 years
Volatility rate				64.60%
Dividend yield				0.00%
Tranche 19
Exercise price (US$)				$ 8.2
Average risk-free interest rate				2.58%
Expected option life (year)				5 years
Volatility rate				68.20%
Dividend yield				0.00%
Tranche 20
Exercise price (US$)				$ 5.19
Average risk-free interest rate				2.49%
Expected option life (year)				5 years
Volatility rate				103.00%
Dividend yield				0.00%
Tranche 21
Exercise price (US$)		$ 13.99	$ 5.3	$ 5.3
Average risk-free interest rate				1.67%
Expected option life (year)				5 years
Volatility rate				52.60%
Dividend yield				0.00%
Tranche 22
Exercise price (US$)				$ 15.85
Average risk-free interest rate				0.87%
Expected option life (year)				5 years
Volatility rate				109.90%
Dividend yield				0.00%
Tranche 23
Exercise price (US$)				$ 7.23
Average risk-free interest rate				1.37%
Expected option life (year)				5 years
Volatility rate				100.95%
Dividend yield				0.00%